INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 9,181	$ 3,538
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 32,226	18,374
Operating Loss Carryforwards Expiration Period	beginning in 2028
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 32,190	$ 18,378
Operating Loss Carryforwards Expiration Period	beginning in 2028	beginning in 2028
Domestic Research And Development Credit Carry-Forwards [Member]
Tax Credit Carryforward, Amount	$ 398	$ 134
Tax Credit Carryforward Expiration Period	beginning in 2029
State And Local Research And Development Credit Carry-Forwards [Member]
Tax Credit Carryforward, Amount	$ 193	$ 141
Tax Credit Carryforward Expiration Period	beginning in 2029	beginning in 2029